Putnam VT Research Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (94.8%)(a)
	Shares	Value
Aerospace and defense (1.8%)
Boeing Co. (The)(NON)	421	$107,237
CAE, Inc. (Canada)(NON)	1,675	47,730
General Dynamics Corp.	907	164,675
Northrop Grumman Corp.	665	215,221
Raytheon Technologies Corp.	6,421	496,151

		1,031,014
Air freight and logistics (0.1%)
FedEx Corp.	244	69,306

		69,306
Airlines (0.3%)
Southwest Airlines Co.(NON)	2,731	166,755

		166,755
Automobiles (1.5%)
General Motors Co.(NON)	2,246	129,055
Tesla, Inc.(NON)(S)	1,072	716,021

		845,076
Banks (2.4%)
Citigroup, Inc.	18,801	1,367,773

		1,367,773
Beverages (2.1%)
Coca-Cola Co. (The)	7,241	381,673
Molson Coors Beverage Co. Class B(NON)	2,676	136,877
PepsiCo, Inc.	4,869	688,720

		1,207,270
Biotechnology (2.4%)
AbbVie, Inc.	5,868	635,035
Amgen, Inc.	720	179,143
Biogen, Inc.(NON)	629	175,963
Exact Sciences Corp.(NON)	591	77,882
Regeneron Pharmaceuticals, Inc.(NON)	405	191,622
Vertex Pharmaceuticals, Inc.(NON)	382	82,088

		1,341,733
Building products (0.7%)
Fortune Brands Home & Security, Inc.	639	61,229
Johnson Controls International PLC	6,039	360,347

		421,576
Capital markets (4.0%)
Apollo Global Management, Inc.	5,708	268,333
Goldman Sachs Group, Inc. (The)	2,572	841,044
Intercontinental Exchange, Inc.	1,221	136,361
KKR & Co., Inc. Class A	8,356	408,191
Morgan Stanley	3,991	309,941
Quilter PLC (United Kingdom)	124,030	273,324

		2,237,194
Chemicals (1.3%)
Corteva, Inc.	2,618	122,051
Diversey Holdings, Ltd.(NON)	2,462	36,216
Dow, Inc.	2,029	129,734
DuPont de Nemours, Inc.	949	73,339
Eastman Chemical Co.	679	74,771
Ecolab, Inc.	349	74,710
Sherwin-Williams Co. (The)	329	242,805

		753,626
Containers and packaging (0.6%)
Avery Dennison Corp.	1,202	220,747
Ball Corp.	1,097	92,960

		313,707
Diversified financial services (0.8%)
Berkshire Hathaway, Inc. Class B(NON)	656	167,588
Climate Change Crisis Real Impact I Acquisition Corp. Class A (acquired 1/22/21, cost $250,010) (Private)(NON)(F)(RES)(PIPE)	25,001	308,262

		475,850
Electric utilities (2.8%)
Exelon Corp.	9,074	396,897
NextEra Energy, Inc.	5,120	387,123
NRG Energy, Inc.	16,506	622,771
Southern Co. (The)	2,569	159,689

		1,566,480
Electrical equipment (1.2%)
Eaton Corp. PLC	3,079	425,764
Emerson Electric Co.	2,893	261,006

		686,770
Electronic equipment, instruments, and components (0.4%)
Vontier Corp.(NON)	7,827	236,923

		236,923
Entertainment (2.7%)
Activision Blizzard, Inc.	9,612	893,916
Sea, Ltd. ADR (Thailand)(NON)	1,448	323,237
Walt Disney Co. (The)(NON)	1,764	325,493

		1,542,646
Equity real estate investment trusts (REITs) (1.1%)
Boston Properties, Inc.(R)	1,504	152,295
Gaming and Leisure Properties, Inc.(R)	11,328	480,647

		632,942
Food and staples retail (1.4%)
BJ's Wholesale Club Holdings, Inc.(NON)(S)	1,374	61,638
Costco Wholesale Corp.	608	214,308
Walmart, Inc.	3,911	531,231

		807,177
Food products (0.4%)
Bunge, Ltd.	575	45,580
McCormick & Co., Inc. (non-voting shares)	1,952	174,040

		219,620
Health-care equipment and supplies (3.7%)
Abbott Laboratories	4,151	497,456
Boston Scientific Corp.(NON)	3,969	153,402
Cooper Cos., Inc. (The)	296	113,691
Danaher Corp.	1,575	354,501
DexCom, Inc.(NON)	417	149,866
Edwards Lifesciences Corp.(NON)	3,054	255,437
Medtronic PLC	3,203	378,370
Zimmer Biomet Holdings, Inc.	1,180	188,894

		2,091,617
Health-care providers and services (2.6%)
AmerisourceBergen Corp.	516	60,924
Anthem, Inc.	564	202,448
Cigna Corp.	1,594	385,334
Humana, Inc.	288	120,744
McKesson Corp.	506	98,690
UnitedHealth Group, Inc.	1,633	607,590

		1,475,730
Hotels, restaurants, and leisure (1.8%)
Aramark	3,041	114,889
Booking Holdings, Inc.(NON)	140	326,178
Chipotle Mexican Grill, Inc.(NON)	150	213,123
Hilton Worldwide Holdings, Inc.(NON)	2,044	247,160
Penn National Gaming, Inc.(NON)	1,239	129,897

		1,031,247
Household durables (0.2%)
PulteGroup, Inc.	1,903	99,793

		99,793
Household products (1.6%)
Procter & Gamble Co. (The)	6,571	889,911

		889,911
Industrial conglomerates (1.0%)
General Electric Co.	12,397	162,773
Honeywell International, Inc.	1,820	395,067

		557,840
Insurance (3.9%)
AIA Group, Ltd. (Hong Kong)	13,200	160,585
American International Group, Inc.	10,152	469,124
Assured Guaranty, Ltd.	14,019	592,723
AXA SA (France)	13,565	364,047
Hartford Financial Services Group, Inc. (The)	1,584	105,795
Prudential PLC (United Kingdom)	22,648	480,983

		2,173,257
Interactive media and services (5.6%)
Alphabet, Inc. Class A(NON)	1,042	2,149,146
Facebook, Inc. Class A(NON)	3,470	1,022,019

		3,171,165
Internet and direct marketing retail (4.2%)
Amazon.com, Inc.(NON)	757	2,342,219

		2,342,219
IT Services (7.3%)
Fidelity National Information Services, Inc.	4,292	603,498
Fiserv, Inc.(NON)	7,291	867,921
Mastercard, Inc. Class A	2,483	884,072
PayPal Holdings, Inc.(NON)	4,352	1,056,840
Visa, Inc. Class A	3,289	696,380

		4,108,711
Leisure products (0.2%)
Hasbro, Inc.	1,036	99,580

		99,580
Life sciences tools and services (1.2%)
Avantor, Inc.(NON)	3,267	94,514
Bio-Rad Laboratories, Inc. Class A(NON)	315	179,919
Thermo Fisher Scientific, Inc.	831	379,252

		653,685
Machinery (1.1%)
Deere & Co.	689	257,782
Otis Worldwide Corp.	3,670	251,212
Pentair PLC	1,409	87,809

		596,803
Metals and mining (0.9%)
Alamos Gold, Inc. Class A (Canada)	8,671	67,721
Anglo American PLC (United Kingdom)	4,705	184,373
Freeport-McMoRan, Inc. (Indonesia)(NON)	3,593	118,317
Newmont Corp.	1,888	113,790

		484,201
Multi-utilities (0.3%)
Ameren Corp.	2,419	196,810

		196,810
Multiline retail (1.1%)
Dollar General Corp.	1,036	209,914
Target Corp.	2,022	400,498

		610,412
Oil, gas, and consumable fuels (2.4%)
Cairn Energy PLC (United Kingdom)	16,826	39,480
Cenovus Energy, Inc. (Canada)	35,961	270,130
Exxon Mobil Corp.	11,902	664,489
Phillips 66	1,081	88,145
Royal Dutch Shell PLC Class A (United Kingdom)	8,540	166,450
TOTAL SA (France)	3,181	148,375

		1,377,069
Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	3,844	242,672
Eli Lilly and Co.	1,787	333,847
Innoviva, Inc.(NON)	3,811	45,541
Johnson & Johnson	2,762	453,935
Merck & Co., Inc.	3,097	238,748
Pfizer, Inc.	5,941	215,242

		1,529,985
Professional services (1.1%)
CoStar Group, Inc.(NON)	193	158,625
Thomson Reuters Corp. (Canada)	5,364	469,725

		628,350
Road and rail (1.8%)
CSX Corp.	1,727	166,517
Union Pacific Corp.	3,746	825,656

		992,173
Semiconductors and semiconductor equipment (3.9%)
Applied Materials, Inc.	4,889	653,170
NXP Semiconductors NV	4,831	972,674
ON Semiconductor Corp.(NON)	13,360	555,910

		2,181,754
Software (8.8%)
Adobe, Inc.(NON)	1,525	724,939
Microsoft Corp.	13,370	3,152,244
Nuance Communications, Inc.(NON)(S)	16,296	711,157
Oracle Corp.	5,516	387,058

		4,975,398
Specialty retail (2.7%)
Advance Auto Parts, Inc.	404	74,130
Burlington Stores, Inc.(NON)	32	9,562
CarMax, Inc.(NON)	1,559	206,817
Home Depot, Inc. (The)	3,534	1,078,754
TJX Cos., Inc. (The)	2,613	172,850

		1,542,113
Technology hardware, storage, and peripherals (4.2%)
Apple, Inc.	19,421	2,372,275

		2,372,275
Textiles, apparel, and luxury goods (0.7%)
lululemon athletica, Inc. (Canada)(NON)	210	64,409
Nike, Inc. Class B	2,297	305,248

		369,657
Tobacco (0.5%)
Altria Group, Inc.	5,117	261,786

		261,786
Trading companies and distributors (0.4%)
United Rentals, Inc.(NON)	628	206,807

		206,807
Wireless telecommunication services (0.9%)
T-Mobile US, Inc.(NON)	4,191	525,090

		525,090

Total common stocks (cost $39,203,986)		$53,468,876

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
KKR & Co., Inc. $3.00 cv. pfd.	1,521	$101,512

Total convertible preferred stocks (cost $76,050)		$101,512

SHORT-TERM INVESTMENTS (6.1%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	Shares	1,083,406	$1,083,406
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	2,254,710	2,254,710
U.S. Treasury Bills 0.058%, 6/3/21(SEG)		$100,000	99,997

Total short-term investments (cost $3,438,106)			$3,438,113
TOTAL INVESTMENTS

Total investments (cost $42,718,142)			$57,008,501

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $5,713,784) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	4/21/21	$135,679	$134,514	$(1,165)
	Barclays Bank PLC
		British Pound	Sell	6/16/21	799,625	811,243	11,618
		Euro	Sell	6/16/21	288,916	292,822	3,906
	Citibank, N.A.
		British Pound	Buy	6/16/21	229,724	233,063	(3,339)
		Canadian Dollar	Sell	4/21/21	226,477	223,635	(2,842)
		Euro	Sell	6/16/21	107,345	108,796	1,451
	Goldman Sachs International
		British Pound	Sell	6/16/21	854,777	865,908	11,131
		Canadian Dollar	Buy	4/21/21	237,777	235,724	2,053
	HSBC Bank USA, National Association
		British Pound	Buy	6/16/21	234,550	237,773	(3,223)
		Euro	Sell	6/16/21	114,509	116,061	1,552
	JPMorgan Chase Bank N.A.
		British Pound	Buy	6/16/21	163,123	165,440	(2,317)
		Canadian Dollar	Sell	4/21/21	507,385	503,215	(4,170)
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Buy	4/21/21	107,350	106,432	918
	State Street Bank and Trust Co.
		British Pound	Buy	6/16/21	327,350	332,099	(4,749)
		Canadian Dollar	Sell	4/21/21	73,927	73,293	(634)
		Hong Kong Dollar	Sell	5/20/21	119,745	120,092	347
	UBS AG
		British Pound	Buy	6/16/21	232,620	235,832	(3,212)
		Canadian Dollar	Sell	4/21/21	140,931	138,891	(2,040)
		Euro	Buy	6/16/21	48,035	48,668	(633)
	WestPac Banking Corp.
		British Pound	Sell	6/16/21	559,280	567,619	8,339
		Canadian Dollar	Sell	4/21/21	115,069	114,101	(968)
		Euro	Buy	6/16/21	47,918	48,563	(645)

	Unrealized appreciation						41,315

	Unrealized (depreciation)						(29,937)

	Total						$11,378
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	9	$1,787,801	$1,785,330	Jun-21	$26,205

Unrealized appreciation					26,205

Unrealized (depreciation)					—

Total					$26,205

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $56,394,391.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $308,262, or 0.5% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$205,775	$2,749,475	$1,871,844	$101	$1,083,406
	Putnam Short Term Investment Fund**	56,330	3,553,224	1,354,844	426	2,254,710

	Total Short-term investments	$262,105	$6,302,699	$3,226,688	$527	$3,338,116
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,083,406, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,106,076.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $94,000.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(PIPE)	Represents the asset to be received in a private investment in public entity (PIPE) commitment. At the close of the reporting period, the total related cost for PIPE commitments held was $250,010.
At the close of the reporting period, the fund maintained liquid assets totaling $24,268 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $24,974 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,238,901	$—	$—
Consumer discretionary	6,940,097	—	—
Consumer staples	3,385,764	—	—
Energy	1,377,069	—	—
Financials	5,785,227	160,585	308,262
Health care	7,092,750	—	—
Industrials	5,357,394	—	—
Information technology	13,875,061	—	—
Materials	1,551,534	—	—
Real estate	632,942	—	—
Utilities	1,763,290	—	—

Total common stocks	53,000,029	160,585	308,262
Convertible preferred stocks	—	101,512	—
Short-term investments	—	3,438,113	—

Totals by level	$53,000,029	$3,700,210	$308,262
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$11,378	$—
Futures contracts	26,205	—	—

Totals by level	$26,205	$11,378	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	7
Forward currency contracts (contract amount)	$5,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com